Restricted Net Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets:
Cash and cash equivalents	$ 3,452,647	$ 947,588
TOTAL CURRENT ASSETS	43,711,758	35,274,767
TOTAL ASSETS	84,799,257	56,653,676
CURRENT LIABILITIES
Accrued expenses and other current liabilities	3,725,149	2,112,472
TOTAL CURRENT LIABILITIES	28,233,265	19,683,974
Shareholders' equity
Retained earnings	27,472,766	24,732,776
Accumulated other comprehensive income (loss)	(1,914,232)	(1,353,141)
Total shareholders' equity	53,945,320	36,757,351	$ 40,532,538	$ 31,147,070
Total liabilities and shareholders' equity	84,799,257	56,653,676
Class A Common Stock
Shareholders' equity
Common stock, value	17,710	8,491
Class B Common Stock
Shareholders' equity
Common stock, value		7,778
Parent Company [Member]
Assets:
Cash and cash equivalents	5,213	607	$ 757
Prepayments and advances, net	38,221
Due from intercompany and others	6,147,054	6,224,210
TOTAL CURRENT ASSETS	6,190,488	6,224,817
Investment in subsidiaries, VIE, and VIEs' subsidiaries	48,218,876	30,532,534
TOTAL ASSETS	54,409,364	36,757,351
CURRENT LIABILITIES
Accrued expenses and other current liabilities	464,044
TOTAL CURRENT LIABILITIES	464,044
Shareholders' equity
Additional paid-in capital	28,369,076	13,361,447
Retained earnings	27,472,766	24,732,776
Accumulated other comprehensive income (loss)	(1,914,232)	(1,353,141)
Total shareholders' equity	53,945,320	36,757,351
Total liabilities and shareholders' equity	54,409,364	36,757,351
Parent Company [Member] | Class A Common Stock
Shareholders' equity
Common stock, value	17,710	8,491
Parent Company [Member] | Class B Common Stock
Shareholders' equity
Common stock, value		$ 7,778